RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accrued expenses	$ 46,387	$ 54,676
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Advance payments		344
Deferred charges	8
Trade payables	899	109
Accrued expenses		$ 1,761